HELD FOR SALE	6 Months Ended
Jun. 30, 2025
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Investment properties	$1,934	$2,920
Property, plant and equipment	81	45
Accounts receivable and other assets	75	135
Assets held for sale	$2,090	$3,100
Debt obligations	—	816
Accounts payable and other liabilities	53	82
Liabilities associated with assets held for sale	$53	$898

The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2025 and the year ended December 31, 2024:

(US$ Millions)	Six months ended Jun. 30, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$3,100	$1,852
Reclassification to assets held for sale, net	1,789	3,764
Reclassification of BSREP IV investments to assets held for sale(1)	—	33,735
Disposals	(2,823)	(36,538)
Fair value adjustments	2	37
Foreign currency translation	22	(34)
Other	—	284
Balance, end of period	$2,090	$3,100
(1)See Note 28, Related Parties for further information on the Reclassification of BSREP IV investments to assets and liabilities to held for sale.

At December 31, 2024, assets held for sale included three office properties in the U.S., one office property in Australia, four shopping malls in the U.S., two hotels in the U.S., a logistics portfolio in the U.S., a logistics center in Japan, six logistics properties in Europe, and two manufactured housing communities in the U.S. As of December 31, 2024, the partnership intended to sell its interests in these assets to third parties within the next 12 months.

In the first quarter of 2025, the partnership sold two hotels in the U.S., two shopping malls in the U.S., one office property in Australia, two manufactured housing communities in the U.S., one logistics portfolio in the U.S. and six logistics assets in Europe for net proceeds of approximately $642 million.

In the second quarter of 2025, the partnership sold two office assets and two retail assets in the U.S., two retail assets in Brazil, one logistics asset in Japan, and one logistics asset in South Korea for net proceeds of approximately $390 million.

At June 30, 2025, assets held for sale included 14 office assets in the U.S., four retail assets in the U.S., one logistics asset in Spain, ten hotels in the U.S., and one multifamily asset in the U.S. The partnership intends to sell its interests in the held for sale assets to third parties within the next 12 months.